Note 6 - Supplemental Balance Sheet and Cash Flow Information - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Accrued costs of construction, including interest	$ 6,256	$ 145
Accrued long-lived assets	0	55
Accrued equity issuance costs	1,805	50
Debt issuance costs and premium amortized to cost of construction	77	374
Net gain on extinguishment of related party notes	0	5,371
Settlement of related party note payable by issuing equity	0	1,250
Right-of-use assets obtained in exchange for operating lease liabilities	0	19,639
Interest Paid in Cash	2,063	259
Cash, beginning of year	6,805	0	$ 0
Restricted cash, beginning of year	197,130	72	72
Cash and restricted cash, beginning of year	203,935	72	72
Cash, end of period	48,610	18,428	6,805
Restricted cash, end of period	18,036	4,962	197,130
Cash and restricted cash, end of period	$ 66,646	$ 23,390	$ 203,935